Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Current assets:
Cash	$ 3,498,427	$ 372,718	$ 427,722
Restricted cash	1,200,000
Other current assets			664,000
Prepaid expenses	6,468,024	144,994	29,989
Total current assets	11,166,451	517,712	1,121,711
Property and equipment, net	1,276	1,457	1,329
Total assets	11,167,727	519,169	1,123,040
Current liabilities:
Accrued liabilities	138,449	252,058	143,115
Contract liability	11,200,000
Insurance premium financing payable	87,500
Other Current Liabilities			224,000
Total current liabilities	11,425,949	252,058	367,115
Total liabilities	11,425,949	252,058	367,115
Equity:
Common stock, $ 0.0001 par value, 100,000,000 shares authorized; 12,093,741 and 41,193,052 shares issued and outstanding at March 31, 2026 and September 30, 2025, respectively.	1,209	4,119	3,839
Additional paid in capital	5,893,882	4,433,669	1,102,685
Accumulated deficit	(6,153,313)	(4,170,677)	(350,599)
Total equity (deficit)	(258,222)	267,111	755,925
Total liabilities and equity	$ 11,167,727	$ 519,169	$ 1,123,040